Equipment (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Equipment
The following table summarizes the movement for the six months ended June 30, 2018 (Predecessor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2018 (Predecessor)	84	(55)	29
Additions	9	—	9
Depreciation	—	(3)	(3)
As at June 30, 2018 (Predecessor)	93	(58)	35

The following table summarizes the movement for the six months ended June 30, 2019 (Successor):

(In $ millions)	Cost	Accumulated depreciation	Net book value
As at January 1, 2019 (Successor)	34	(5)	29
Additions	3	—	3
Depreciation	—	(5)	(5)
As at June 30, 2019 (Successor)	37	(10)	27